Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments

September 30, 2019
	Level 1	Level 2	Level 3		Total
Financial Liabilities:
Common stock warrant liability (1)	$—	$—	$	<1	$	<1
Total	$—	$—	$	<1	$	<1

December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$—	$—	$—	$—
Corporate fixed income debt securities	—	—	—	—

Total	$—	$—	$—	$—
Financial Liabilities:
Common stock warrant liability (1)	$—	$—	$—	$—
Total	$—	$—	$—	$—

(1)	There was no change (net) in the fair value of the Common Stock warrant for the three and nine months ended September 30, 2019. If there had been, it would have been recorded to other income (expense) and interest expense in the statements of operations and comprehensive loss.

December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$—	$—	$—	$3

Corporate fixed income debt securities	—	—	—	—

Total	$—	$—	$—	$—
Financial Liabilities:
Common stock warrant liability (1)	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$3	$—	$—	$3

Corporate fixed income debt securities	—	5,023	—	5,023

Total	$3	$5,023	$—	$5,026
Financial Liabilities:
Common stock warrant liability (1)	$—	$—	$—	$—
Total	$—	$—	$—	$—

(1)	The change in the fair value of the Common Stock warrant and convertible notes payable for the twelve months ended December 31, 2018 and 2017 was recorded as a decrease to other income (expense) and interest expense of $1 and $1, respectively, in the statements of operations and comprehensive loss.